OMB APPROVAL
							OMB NUMBER: 3235-0456
							EXPIRES: AUGUST 31,
20001

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

	Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.



1.	Name and address of issuer:

Morgan Stanley Dean Witter Select Dimensions
Investment Series
	Two World Trade Center, 70th Floor
	New York, NY  10048



2.	The name of each series or class of securities for
which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

[ x ]



3.	Investment Company Act File Number:	33-54047



Securities Act File Number:		811-7185



4(a).	Last day of fiscal year for which this Form is
filed:    December 31, 2000

4(b). [    ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c). [    ] Check box if this is the last time the issuer
             will be filing this Form.


5.Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
fiscal year pursuant to section
24(f):$1,189,666,373.41

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
$(720,806,430.11)

(iii) Aggregate price of securities redeemed or
 repurchased during any prior fiscal year ending no
 earlier than October 11, 1995 that were not
 previously used to reduce registration fees payable
 to the Commission:	$ 0

(iv)  Total available redemption credits
      [add Items 5(ii)and 5(iii)] :	 $(720,806,430.11)

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from item 5(i)] :
	$468,859,943.30

(vi)	Redemption credits available for use in future
years if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 0

(vii) Multiplier for determining registration fee (See
      Instruction C.9):	x 0.00025

(viii)	Registration fee due [multiply Item 5(v) by
Item5(vii)] (enter 0 if no fee is due)

=$0.00*****

*****NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
MANAGEMENT, REFERENCE 1P-3-95, TO THE AMERICAN COUNCIL
OF LIFE INSURANCE, DATED JUNE 20, 1995.

	THE INSURANCE PRODUCTS TO WHICH THE REGISTRANT OFFERS
ITS SHARES FILED THEIR RULE 24F-2 NOTICES AS FOLLOWS:

	HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT THREE
	CIK#:	0000925999
	Filed:	March 20, 2001
	Accession #: 0000912057-01-504322

	SEPARATE ACCOUNT FIVE OF HARTFORD LIFE & ANNUITY INS CO
	CIK#:	0000929631
	Filed:	March 20,2001
	Accession#: 0000912057-01-504332

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE
	CIK#:	0000929630
	Filed:	March 20, 2001
	Accession#: 0000912057-01-504318

HARTFORD LIFE & ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT
THREE
	CIK#:	0000925997
	Filed:	March 20, 2001
	Accession#: 0000912057-01-504338


6. Prepaid Shares
If the response to Item 5(i) was determined by deduction
and amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in
effect before [effective date of rescission of rule 24e-
2], then report the amount of securities (number of
shares or other units) deducted here: 0         .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):  +$ 0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:$ 0.00



			Method of Delivery:
						[   ] Wire Transfer
						[   ] Mail or other means



SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
						/s/Barry Fink
						 Barry Fink
						 Vice President


Date:	March 28, 2001

*Please print the name and title of the signing officer below the signature.